Note 11 - Share-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Schedule of Share-based Compensation, Expense [Table Text Block]
	Three months ended September 30,		Nine months ended September 30,
	2019	2018	2019	2018
Cost of goods sold	$38	$39	$130	$105
Research and development	293	250	787	711
Selling, general and administrative	425	441	1,224	1,267
Share-based compensation expense	$756	$730	$2,142	$2,083

	Years ended December 31,
	2018	2017	2016
Cost of goods sold	$143	$140	$14
Research and development	953	678	127
Selling, general and administrative	1,678	1,889	801
Share-based compensation expense	$2,774	$2,707	$942

Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Options outstanding
	Number of shares	Weighted average exercise price

Balance, December 31, 2018	608,485	$25.16
Stock options granted	254,785	5.28
Stock options exercised	—	-
Stock options canceled	(15,122)	14.16
Balance, September 30, 2019	848,148	$18.90
Exercisable and vested, September 30, 2019	390,199	$24.17

	Options outstanding
	Number of shares	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrisinsic value (in thousands)

Balance, December 31, 2017	4,213,100	$2.96	8.1	$1,890
Stock options granted	1,698,452	2.41
Stock options exercised	(2,488)	1.80
Stock options canceled	(431,700)	2.92
Balance, December 31, 2018	5,477,364	$2.80	7.8	$-
Exercisable and vested, December 31, 2018	2,346,990	$2.72	6.9	$-

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
		Weighted
		average
		grant date
	Number of	fair value
	S hares	per share
Balance, December 31, 2018	29,694	$25.56
RSUs granted	34,713	$4.75
RSUs vested	(2,272)	$99.36
RSUs forfeited	-	-
Balance, September 30, 2019	62,135	$10.55

		Weighted
		average
		grant date
	Number of	fair value
	shares	per share
Balance, December 31, 2017	97,996	$8.71
RSUs granted	226,471	$1.36
RSUs vested	(57,108)	$7.03
RSUs forfeited	-	—
Balance, December 31, 2018	267,359	$2.84

Non-employee Stock Options [Member]
Notes Tables
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Years ended December 31,
	2018			2017			2016
Risk-free interest rate	2.80	-	2.95%	2.25	-	2.40%	1.60	-	2.42%
Volatility	78	-	85%	81	-	87%	89	-	91%
Dividend yield	None			None			None
Expected term (in years)	7.6	-	8.8	8.6	-	9.8	9.6	-	9.9

Share-based Payment Arrangement, Option [Member]
Notes Tables
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Years ended December 31,
	2018			2017			2016
Risk-free interest rate	2.66	-	2.89%	1.76	-	2.25%	1.28	-	1.58%
Volatility	81	-	83%	81	-	89%		88%
Dividend yield	None			None			None
Expected term (in years)		6.25		5.00	-	6.25		6.25